Share-based Compensation - Other Share Incentive Plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) installment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share based Compensation
Share-based compensation | ¥	¥ 3,174,160	¥ 3,041,492	¥ 2,663,489
Unrecognized share based compensation expenses relating to share options | ¥	28,300
Stock Options
Share based Compensation
Share-based compensation | ¥	¥ 327,900	¥ 528,200	¥ 117,700
Certain subsidiaries | Stock Options | Vesting option I
Share based Compensation
Percentage of vesting of equity awards on the predefined Vesting Commencement Date	100.00%
Certain subsidiaries | Stock Options | Vesting option III
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date | installment	3
Certain subsidiaries | Stock Options | Vesting option IV
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date | installment	4
Certain subsidiaries | Stock Options | Vesting option V
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date | installment	5
Certain subsidiaries | Equal to or more than | Stock Options
Share based Compensation
Expiration period	4 years
Certain subsidiaries | Less than | Stock Options
Share based Compensation
Expiration period	10 years